BUSINESS DESCRIPTION (Tables)	12 Months Ended
Mar. 31, 2020
BUSINESS DESCRIPTION
Schedule of the Company's principal subsidiaries and consolidated VIEs

	Date of
	incorporation /	Place of	Percentage of
	acquisition	incorporation	legal ownership	Principal activities
Wholly owned subsidiaries
Hexindai Hong Kong Limited ("HK Hexindai")	May 17, 2016	Hong Kong	100%	Investment holding
Beijing Hexin Yongheng Technology Development Co., Ltd ("WOFE")	August 8, 2016	PRC	100%	Provision of consultancy and information technology ("IT") support

Tianjin Haohongyuan Technology Co., Ltd ("Tianjin Haohongyuan")	May 25, 2018	PRC	100%	Provision of consultancy and IT support

HX Asia Investment Limited	June 25, 2018	BVI	100%	Investment holding

HX China Investment Limited	January 16, 2019	BVI	100%	Investment holding

VIEs

Hexin E-Commerce Co., Ltd ("Hexin E-Commerce")	March 7, 2014	PRC	Consolidated VIE	Service for online marketplace connecting borrowers and investors
Wusu Hexin Yongheng Trading Co., Ltd ("Wusu Company)*	August 28, 2017	PRC	Consolidated VIE	Trading branded products and product promotion
Hexin Digital Technology Co., Ltd.("Hexin Digital ")	August 1, 2019	PRC	Consolidated VIE	Provision of consultancy and IT support

Hexin E-Commerce's subsidiaries

Tianjin Qinghe E-Commerce Co., Ltd ("Tianjin Qinhe")	July 14, 2017	PRC	Consolidated VIE	Provision of consultancy and IT support
Tianjin Bozhishuntai Technology Co., Ltd ("Tianjin BZ")	October 27, 2017	PRC	Consolidated VIE	Provision of consultancy and IT support
Beijing Bozhi shuntai Technology Co., Ltd ("Beijing BZ")	May 21, 2019	PRC	Consolidated VIE	Provision of consultancy and IT support

Trust 1	December 26,2018	PRC	Consolidated Trust	Host of beneficial right asset

*     Previously named as Wusu Hexin Internet Small Loan Co., Ltd, in which Hexin E-commerce contributed RMB 470 million (US$66.4 million) to Wusu Company with its own funds.